Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2022
Shareholders' Equity
Schedule of amount of common and preferred shares

	Common	Supervoting		Lilium
	shares	shares		GmbH
(in units)	(Class A)	(Class B)	Total	Total[1]
Outstanding as of January 1, 2021	69,031	—	69,031	69,031
Issued as of January 1, 2021	69,103	—	69,103	69,103
Retrospective application of share split	172,945,103	24,413,065	197,358,168	—
Retrospective application of share split (treasury shares)	(205,632)	—	(205,632)	—
Outstanding as of January 1, 2021, as adjusted	172,808,502	24,413,065	197,221,567	69,031
Issued as of January 1, 2021, as adjusted	173,014,206	24,413,065	197,427,271	69,103
Issued shares - convertible loans	20,533,259	—	20,533,259	7,187
Outstanding as of June 30, 2021, as adjusted	193,341,761	24,413,065	197,221,567	76,218
Issued as of June 30, 2021, as adjusted	193,547,465	24,413,065	197,427,271	76,290

Outstanding as of January 1, 2022	259,990,224	24,413,065	284,403,289	—
Issued as of January 1, 2022	261,244,915	24,413,065	285,657,980	—
Issued shares for share-based payments exercised	8,392,206	—	8,392,206	—
Warrants exercised	10	—	10	—
ELOC commitment shares	262,697	—	262,697	—
Outstanding as of June 30, 2022	268,645,137	24,413,065	293,058,202	—
Issued as of June 30, 2022	269,899,828	24,413,065	294,312,893	—

[1] Not adjusted retrospectively to reflect the share split which occurred in 2021.